Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 1,713,353	$ -	$ -	$ 1,713,353
Videocon Industries Limited global depository receipts	5,730,583	-	-	5,730,583
Total financial assets	$ 7,443,936	$ -	$ -	$ 7,443,936
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
U.S. government securities - Cash and cash equivalents	-	500,000	-	500,000
Videocon Industries Limited global depository receipts	4,728,367	-	-	4,728,367
Total financial assets	$ 5,068,060	$ 500,000	$ -	$ 5,568,060

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
Certificates of deposit– Short-term investments		500,000		500,000
Videocon Industries Limited global depository receipts	4,728,367			4,728,367
Total financial assets	$5,068,060	$ 500,000	$ -	$5,568,060
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 5,685	$ -	$ -	$ 5,685
U.S. government securities – Cash and cash equivalents		599,994		599,994
U.S. government securities and certificates of deposit– Short-term investments		2,249,159		2,249,159
Videocon Industries Limited global depository receipts	5,382,051			5,382,051
Total financial assets	$5,387,736	$2,849,153	$ -	$8,236,889

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the Three Months Ended January 31,
	2013	2012
Weighted average fair value at grant date	$ .17	$ 0.08
Valuation assumptions:
Expected life ( years)	5.12	1.6
Expected volatility	115.7%	124%
Risk-free interest rate	.58%	.20%
Expected dividend yield	0	0

	For the fiscal Year Ended October 31,
	2012	2011
Weighted average fair value at grant date	$0.18	$0.15
Valuation assumptions:
Expected term (in years)	5.75	3.3
Expected volatility	109%	107%
Risk-free interest rate	1.16%	0.88%
Expected dividend yield	0	0